Loans And Allowance For Credit Losses (Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2015	¥ 440,086
Fiscal year ending March 31, 2016	337,044
Fiscal year ending March 31, 2017	267,306
Fiscal year ending March 31, 2018	191,112
Fiscal year ending March 31, 2019	106,385
Fiscal year ending March 31, 2020 and thereafter	156,822
Total minimum lease payment receivables	¥ 1,498,755